Alger Mid Cap Focus Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A C Shares [Member] | Alger Mid Cap Focus Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	14.98%	31.46%	16.57%	(37.39%)